Dec. 31, 2019
AllianzGI Structured Return Fund
AllianzGI Structured Return Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 31, 2019 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI Best Styles Global Equity Fund, AllianzGI Best Styles International Equity Fund, AllianzGI Best Styles U.S. Equity Fund, AllianzGI Convertible Fund, AllianzGI Core Bond Fund, AllianzGI Core Plus Bond Fund, AllianzGI Emerging Markets SRI Debt Fund, AllianzGI Floating Rate Note Fund, AllianzGI Global Allocation Fund, AllianzGI Global Dynamic Allocation Fund, AllianzGI Global High Yield Fund, AllianzGI Global Sustainability Fund, AllianzGI Global Water Fund, AllianzGI Green Bond Fund, AllianzGI High Yield Bond Fund, AllianzGI International Small-Cap Fund, AllianzGI Micro Cap Fund, AllianzGI Multi Asset Income Fund, AllianzGI NFJ Emerging Markets Value Fund, AllianzGI PerformanceFee Managed Futures Strategy Fund, AllianzGI PerformanceFee Structured US Equity Fund, AllianzGI PerformanceFee Structured US Fixed Income Fund, AllianzGI Preferred Securities and Income Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2040 Fund, AllianzGI Retirement 2045 Fund, AllianzGI Retirement 2050 Fund, AllianzGI Retirement 2055 Fund, AllianzGI Short Duration High Income Fund, AllianzGI Short Term Bond Fund, AllianzGI Structured Return Fund, AllianzGI Ultra Micro Cap Fund and AllianzGI U.S. Equity Hedged Fund (each, a “Fund” and together, the “Funds”)

Effective January 1, 2020, within the Fund Summary relating to each Fund, the introductory narrative of the subsection entitled “Fees and Expenses of the Fund” is hereby revised and restated in its entirety as follows:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of the Class P shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 314 of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).

Please retain this Supplement for future reference.